Share-based payments - ESP Activity (Details) - ESP	6 Months Ended
Jun. 30, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested contributions, beginning of period (in shares)	1,124,198
Contributions (in shares)	316,202
Dividends credited (in shares)	29,520
Vested (in shares)	(274,732)
Forfeited (in shares)	(50,017)
Unvested contributions, end of period (in shares)	1,145,171
Weighted average fair value at measurement date, other equity instruments granted | $	$ 58